Investment Property - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 986,674
Ending balance	980,176	$ 986,674
Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	186,524
Ending balance	184,064	186,524
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	800,150
Ending balance	796,112	800,150
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,059,201	949,647
Increases	70,202	433,941
Decrease	62,302	324,387
Ending balance		1,059,201
Cost [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 220,218	$ 220,215
Total life estimated in years	50 years	50 years
Increases	$ 1	$ 4
Decrease		1
Ending balance		220,218
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 838,983	$ 729,432
Total life estimated in years	50 years	50 years
Increases	$ 70,201	$ 433,937
Decrease	62,302	324,386
Ending balance		838,983
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	72,527	59,913
Decrease	9	1
Depreciation for the fiscal year	14,407	12,615
Ending balance	86,925	72,527
Accumulated depreciation and amortisation [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	33,694	31,233
Decrease		1
Depreciation for the fiscal year	2,461	2,462
Ending balance	36,155	33,694
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	38,833	28,680
Decrease	9
Depreciation for the fiscal year	11,946	10,153
Ending balance	$ 50,770	$ 38,833